CASH, CASH EQUIVALENTS AND BANK DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2017
CASH, CASH EQUIVALENTS AND BANK DEPOSITS
Schedule of cash and cash equivalents

	December 31
	2017	2016
	U.S. dollars in thousands
Cash in bank	8,305	53,772
Short-term bank deposits	8,150	14
	16,455	53,786